EXPLANATORY NOTE

Attached for filing are exhibits containing, in interactive data format, risk/return summary information that mirrors the risk/return summary information in the supplement dated December 30, 2015, for Class A, Class C, Institutional Class and R6 Class of Neuberger Berman Absolute Return Multi-Manager Fund and Class A, Class C, and Institutional Class of Neuberger Berman Long Short Multi-Manager Fund, series of Neuberger Berman Alternative Funds, which was filed with the Securities and Exchange Commission on December 30, 2015  (Accession No. 0000898432-15-001759) in definitive form.